Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 61.3	$ 60.0
Restricted assets value of property, plant and equipment	1.7	2.1
Asset impairment charges		16.9	14.3
USA & Europe Fibre Cement [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges	0	16.9	14.3
USA & Europe Fibre Cement [Member] | Buildings, Land and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges		4.4
USA & Europe Fibre Cement [Member] | Redundant and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges		12.5
USA & Europe Fibre Cement [Member] | Redundant Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges		2.8
USA & Europe Fibre Cement [Member] | Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges		$ 9.7